Cash and balances with the Central Bank (Details) - MXN ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Cash and balances with the Central Bank.
Cash	$ 26,361	$ 24,791
Central Bank compulsory deposits	23,978	23,978
Deposits in the Central Bank	12,705	22,264
Accrued interest	29	20
Cash and balances with the Central Bank	63,073	$ 71,053
Special deposit	$ 7,700